UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21190
                                                     ---------

                 Citigroup Alternative Investments Multi-Adviser
                            Hedge Fund Portfolios LLC
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                        731 Lexington Avenue, 25th Floor
                               New York, NY 10022
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Millie Kim, Esq.
                      Citigroup Alternative Investments LLC
                        731 Lexington Avenue, 28th Floor
                               New York, NY 10022
               ---------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (212) 559-4999
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2007
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                       CITIGROUP ALTERNATIVE INVESTMENTS
                    MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 2007

                                   (UNAUDITED)

                        CITIGROUP ALTERNATIVE INVESTMENTS
                     MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (UNAUDITED)
--------------------------------------------------------------------------------


ASSETS

Cash and cash equivalents                                                         $  4,712,992
Investments in investment funds, at fair value (cost: $349,654,104)                407,262,879
Prepaid subscriptions to Investment Funds                                           21,766,539
Receivable from Investment Funds                                                     2,771,165
Other assets                                                                            66,053
                                                                                  ------------

          TOTAL ASSETS                                                             436,579,628
                                                                                  ------------

LIABILITIES

Contributions received in advance                                                   18,845,000
Loan payable                                                                         6,100,000
Redemptions payable                                                                  6,052,988
Management fee payable                                                                 573,908
Interest payable                                                                       266,336
Accounts payable and accrued expenses                                                  749,840
                                                                                  ------------

          TOTAL LIABILITIES                                                         32,588,072
                                                                                  ------------

                   SHAREHOLDERS' CAPITAL (317,328.69 SHARES OUTSTANDING)          $403,991,556
                                                                                  ============

          NET ASSET VALUE PER SHARE                                               $   1,273.10
                                                                                  ============


COMPOSITION OF NET ASSETS
    Paid-in Capital                                                               $384,391,351
    Accumulated net investment loss                                                 (4,322,099)
    Accumlated net realized loss on investment transactions                          2,421,301
    Net unrealized appreciation on investments                                      21,501,003
                                                                                  ------------
       Net Assets                                                                 $403,991,556
                                                                                  ============

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
                     MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                                  % OF MEMBERS'
                                                                              COST                FAIR VALUE        CAPITAL
INVESTMENTS IN INVESTMENT FUNDS
        DIRECTIONAL EQUITY
              Artha Emerging Markets Fund LTD - b                         $ 12,700,000          $ 15,273,738           3.78%
              Delta Institutional, L.P. - b                                  2,288,426            14,116,525           3.49
              Frontpoint Onshore Healthcare 2X LP - b                       10,000,000            11,087,752           2.74
              Keywise Greater China Onshore Fund LTD - b                     5,500,000             5,349,925           1.32
              Kinetics QP- a                                                14,000,000            17,211,629           4.26
              Passport QP - b                                               18,800,000            39,309,431           9.73
              Prism Partners QP LP - a                                      12,550,000            13,236,747           3.28
              Torrey Pines Fund LLC - b                                      6,000,000             7,784,536           1.93

        DIRECTIONAL MACRO
              Drawbridge Global Macro Fund Ltd - b                           8,000,000             8,473,628           2.10

        RELATIVE VALUE
              AB2 Fund - a                                                  15,000,000            14,732,038           3.65
              Bennelong Asia Pacific Multi Strategies EQ Fund - a            6,000,000             6,805,943           1.68
              CFM Ventus Fund L.P. - a                                       7,331,953             7,876,406           1.95
              Criterion Capital Partners LP - b                              5,500,000             5,917,573           1.46
              Dundonald(Loch 2X) QP - b                                     15,500,000            16,685,360           4.13
              Stratus Fund Ltd - Class C - a                                 7,300,000             8,422,086           2.08
              Structured Service Holdings LP - a                             9,358,508            10,385,790           2.57

        EVENT DRIVEN
              Ashmore Asian Recovery Fund - b                                9,000,000            10,191,424           2.52
              Carrington Investment Partners ( US ) LP - b                  11,200,000            12,543,248           3.10
              Cevian Capital II LTD - d                                     10,499,895            10,434,271           2.58
              CPIM Structured Credit Fund 1000 INC - b                       8,000,000             6,879,047           1.70
              CPIM Structured Credit Fund 1500 INC - c                       6,225,322             5,268,216           1.30
              Icahn Fund Ltd - c                                            16,500,000            16,805,352           4.16
              Lincoln Vale European Partners (US) Fund LP - c                5,000,000             5,081,947           1.26
              Marathon Spec Oppportunity Ltd - c                            10,000,000            10,386,697           2.57
              Marathon Structured Finance Fund, Ltd. - d                    20,700,000            20,946,202           5.18
              New Amsterdam European Credit Fund - a                         2,000,000             1,662,846           0.41
              Pardus European Spec Opp Fund Ltd - b                         15,000,000            15,038,283           3.72
              Paulson Advantage Plus LP - b                                 18,000,000            22,636,245           5.60
              Stark Investments Structured Finance Onshore Fund - e         12,600,000            13,841,557           3.43
              Third Point Partners Qualified, LP - b                        14,300,000            16,059,479           3.98
              Trian Partners Ltd - d                                        20,900,000            21,383,614           5.29
              York European Opportunities Fund LP - b                       13,900,000            15,435,344           3.82

                                                                          --------------------------------------------------
TOTAL INVESTMENTS IN INVESTMENT FUNDS                                      349,654,104           407,262,879         100.77

OTHER  LIABILITIES                                                                                (3,271,323)         (0.77)
                                                                                                ------------         ------

SHAREHOLDERS' CAPITAL                                                                           $403,991,556         100.00%
                                                                                                ============         ======

Note: Investments in underlying Investment Funds are categorized by investment strategy.

a - Redemptions permitted monthly
b - Redemptions permitted quarterly
c - Redemptions permitted semi annually
d - Redemptions permitted annually
e - Redemptions permitted anytime

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
                     MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                             STATEMENT OF OPERATIONS
             FOR THE PERIOD APRIL 1, 2007 THROUGH SEPTEMBER 30, 2007
                                   (UNAUDITED)
--------------------------------------------------------------------------------


INVESTMENT INCOME
      Interest                                                  $ 87,294
                                                             -----------

            TOTAL INVESTMENT INCOME                               87,294
                                                             -----------

EXPENSES
      Management fees                                          2,785,817
      Professional fees                                          424,517
      Loan interest                                              383,619
      Accounting fees                                            380,833
      Directors' fees and expenses                                23,500
      Marketing fees                                              11,642
      Custodian fees                                              36,215
      Miscellaneous expenses                                     363,250
                                                             -----------

            TOTAL EXPENSES                                     4,409,393
                                                             -----------

            NET INVESTMENT LOSS                               (4,322,099)
                                                             -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments                               2,421,301
Net change in unrealized appreciation on investments          21,501,003
                                                             -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS               23,922,304
                                                             -----------

INCREASE IN SHAREHOLDERS' CAPITAL FROM OPERATIONS            $19,600,205
                                                             ===========

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
                     MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                             STATEMENT OF OPERATIONS
             FOR THE PERIOD APRIL 1, 2007 THROUGH SEPTEMBER 30, 2007
                                  (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
      Interest                                                    $    87,294
                                                                  -----------

            TOTAL INVESTMENT INCOME                                    87,294
                                                                  -----------

EXPENSES
      Management fees                                               2,785,817
      Professional fees                                               424,517
      Loan interest                                                   383,619
      Accounting fees                                                 380,833
      Directors' fees and expenses                                     23,500
      Marketing fees                                                   11,642
      Custodian fees                                                   36,215
      Miscellaneous expenses                                          363,250
                                                                  -----------

            TOTAL EXPENSES                                          4,409,393
                                                                  -----------

            NET INVESTMENT LOSS                                    (4,322,099)
                                                                  -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments                                    2,421,301
Net change in unrealized appreciation on investments               21,501,003
                                                                  -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                    23,922,304
                                                                  -----------

INCREASE IN SHAREHOLDERS' CAPITAL FROM OPERATIONS                 $19,600,205
                                                                  ===========

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
                     MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                 STATEMENTS OF CHANGES IN SHAREHOLDERS' CAPITAL
             FOR THE PERIOD APRIL 1, 2007 THROUGH SEPTEMBER 30, 2007
                        AND THE YEAR ENDED MARCH 31, 2007
                                   (UNAUDITED)
--------------------------------------------------------------------------------


                                                                               SIX MONTHS ENDED                 YEAR ENDED
                                                                              SEPTEMBER 30, 2007              MARCH 31, 2007
                                                                                 (UNAUDITED)
OPERATIONS
      Net investment loss                                                        $ (4,322,099)                 (5,858,257)
      Net realized gain on investments                                              2,421,301                  20,969,160
      Net change in unrealized appreciation on investments                         21,501,003                   3,754,836
                                                                                 ------------                 -----------

         INCREASE IN SHAREHOLDERS' CAPITAL
         FROM OPERATIONS                                                           19,600,205                  18,865,739

DISTRIBUTIONS TO SHAREHOLDERS

      Distributions from net investment income                                             --                  (9,373,711)
      Distributions from net realized gain                                                 --                 (13,273,574)
                                                                                 ------------                 -----------

         DECREASE IN SHAREHOLDERS' CAPITAL
         FROM DISTRIBUTIONS TO SHAREHOLDERS                                                --                 (22,647,285)

SHAREHOLDERS' CAPITAL TRANSACTIONS

      Capital contributions                                                        70,143,305                  87,687,853
      Acquisition of Series M (Note 2)                                                     --                  60,906,789
      Reinvestment of distributions                                                        --                  21,912,780
      Capital withdrawals                                                         (12,962,778)                (27,631,412)
                                                                                 ------------                 -----------

         INCREASE (DECREASE) IN SHAREHOLDERS' CAPITAL
         FROM CAPITAL TRANSACTIONS                                                 57,180,527                 142,876,010


         SHAREHOLDERS' CAPITAL AT BEGINNING OF YEAR                               327,210,824                 188,116,360
                                                                                 ------------                 -----------

         SHAREHOLDERS' CAPITAL AT END OF PERIOD (317,328.69 AND
         270,972.304 SHARES OUTSTANDING AT SEPTEMBER 30, 2007
         AND MARCH 31, 2007, RESPECTIVELY)                                       $403,991,556                 327,210,824
                                                                                 ============                 ===========

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
                     MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                             STATEMENT OF CASH FLOWS
                       SIX MONTHS ENDED SEPTEMBER 30, 2007
                                   (UNAUDITED)
--------------------------------------------------------------------------------


CASH FLOWS FROM OPERATING ACTIVITIES
Increase in Shareholders' Capital from Operations                         $ 19,600,205
Adjustments to reconcile net increase in members' capital
from Operations to net cash used in operating activities:
      Purchases of investments in investment funds                         (89,999,895)
      Proceeds from disposition of investments in investment funds          30,921,301
      Net realized gain on investments in investment funds                  (2,421,301)
      Net unrealized gain on investments in investment funds               (21,501,003)
      Changes in operating assets and liabilities:
         Increase in prepaid subscriptions to investment funds             (11,766,539)
         Decrease in receivable from investment funds                       28,598,534
         Decrease in other assets                                              212,119
         Increase in management fee payable                                   (282,936)
         Increase in interest payable                                         (418,489)
         Decrease in accounts payable and accrued expenses                     152,720
                                                                          -------------
         NET CASH USED IN OPERATING ACTIVITIES                             (46,905,284)

CASH FLOWS FROM FINANCING ACTIVITIES
      Capital contributions                                                 78,779,300
      Payments for shares redeemed                                         (18,985,192)
      Proceeds from loan payable                                           (80,920,000)
      Payments for loan payable                                             70,720,000
                                                                          -------------
         NET CASH PROVIDED BY FINANCING ACTIVITIES                          49,594,108

         Net increase in cash and cash equivalents                           2,688,824

         Cash and cash equivalents at beginning of year                      2,024,168
                                                                          -------------
         Cash and cash equivalents at end of year                         $  4,712,992
                                                                          =============

Supplemental non-cash information:

            Increase in contributions received in advance                    8,635,995
            Decrease in redemptions payable                                 (6,022,414)

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
                     MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)
--------------------------------------------------------------------------------


                                                                  SIX MONTHS ENDED            YEAR ENDED
                                                                 SEPTEMBER 30, 2007         MARCH 31, 2007
                                                                    (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD:                               $   1,207.54             $   1,241.60
                                                                    ============             ============
      INCOME FROM INVESTMENT OPERATIONS***:
      Net investment loss                                                 (14.55)                  (28.26)
      Net realized and unrealized gain on investments                      80.11                   108.05
                                                                    ------------             ------------
      TOTAL FROM INVESTMENT OPERATIONS                                     65.56                    79.79
                                                                    ------------             ------------
      Distributions from net investment income                                --                   (47.12)
      Distributions from net realized gain                                    --                   (66.73)
                                                                    ------------             ------------
NET ASSET VALUE, END OF PERIOD:                                     $   1,273.10             $   1,207.54
                                                                    ============             ============

TOTAL RETURN                                                               5.43% **                 6.43% **

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                                           $403,991,556             $327,210,824
                                                                    ============             ============
Portfolio turnover                                                        16.45% *                 69.45%
Ratio of expenses to average net assets                                    2.39% *                  2.51%
Ratio of net investment loss to average net assets                        (2.34%)*                 (2.37%)

*    Annualized.
**   Total return for a period of less than a full year is not annualized.
*** Per unit data for income from investment operations is computed using the total of monthly income and expense divided by beginning of month units.

THE ABOVE RATIOS MAY VARY FOR INDIVIDUAL INVESTORS BASED ON THE TIMING OF CAPITAL TRANSACTIONS DURING THE PERIOD.

The accompanying notes are an integral part of these financial statements.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC


NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (the "Company" or "Fund") was organized as a Delaware Limited Liability Company on August 16, 2002. The Company is registered under the Investment Company Act of 1940 (the "1940 Act") as amended, as a closed-end, non-diversified management investment company. The Company is also registered under the Securities Act of 1933 ("1933 Act"). The Company consisted of two separate series, Series M and Multi-Strategy Series G (each a "Series"). On December 31, 2006, Multi-Strategy Series G ("Series G") acquired all of the Shareholders' Capital of Series M pursuant to a plan of reorganization and merger approved by Series G and Series M shareholders on November 29, 2006. The Company currently consists of a single series, Series G.

     The investment objective of Series G is to achieve capital appreciation principally through investing in investment funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") that employ a variety of alternative investment strategies. These investment strategies allow Investment Managers the flexibility to use leverage or short-side positions to take advantage of perceived inefficiencies across the global markets, often referred to as "alternative" strategies. Because Investment Funds following alternative investment strategies are often described as hedge funds, the investment program of Series G can be described as a fund of hedge funds.

     Shares of Series G are sold to eligible investors (referred to as "shareholders"). The minimum initial investment in Series G from each shareholder is $25,000 (and was $50,000 from January 1, 2003 to November 1,
     2003); the minimum additional investment is $10,000.

     Citigroup Alternative Investments LLC ("CAI" or the "Adviser"), a Delaware limited liability company and indirect, wholly owned subsidiary of Citigroup Inc., serves as Series G's investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and, among other things, is responsible for the allocation of Series G's assets to various Investment Funds. Under Series G's governing documents, the Company has delegated substantially all authority to oversee the management of the operations and assets of Series G to the Board of Directors.

2.   SIGNIFICANT ACCOUNTING POLICIES

     Investments in Investment Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memoranda.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC


NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

     Series G values these investments at fair value based on financial data supplied by the Investment Funds.

     A. PORTFOLIO VALUATION

     The net asset value of Series G is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Directors.

     Series G's investments in Investment Funds are carried at fair value as determined by Series G's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or other allocations payable to the Investment Funds' managers as required by the Investment Funds' agreements. Each Investment Manager to which the Adviser allocates assets will charge Series G, as investor in an underlying Investment Fund, an asset-based fee, and some or all of the Investment Managers will receive performance-based compensation in the form of an incentive fee. The asset-based fees of the Investment Managers are generally expected to range from 1% to 3% annually of the net assets under their management and the incentive fee is generally expected to range from 15% to 25% of net profits annually.

     As a general matter, the fair value of Series G's investment in an Investment Fund represents the amount that Series G can reasonably expect to receive from an Investment Fund if Series G's investment were redeemed at the time of valuation, based on information available at the time. The Investment Funds provide for periodic redemptions ranging from monthly to annually. Investment Funds generally require advance notice of a Sharholder's intent to redeem its interest, and may, depending on the Investment Funds' governing agreements, deny or delay a redemption request. Series G does not factor into its valuation a liquidity discount on any Investment Funds held. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. The Investment Funds may invest a portion of their assets in restricted securities and other investments that are illiquid.

     B. INCOME RECOGNITION AND EXPENSES

     Interest income is recorded on the accrual basis. Income, expenses and realized and unrealized gains and losses are recoded monthly, the change in an Investment Fund's net asset value is included in net change in unrealized appreciation on investments on the statement of operations, realized gains and losses on withdrawals from Investment Funds are recognized on a cost recovery basis.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC


NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

     Series G bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for Series G's account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board of Directors. Costs incurred in connection with the initial offering were deferred and amortized over the first twelve months of operations; costs incurred in connection with Series G's subsequent registration under the 1933 Act have been deferred and were amortized over the twelve months commencing after the effective date of such registration statement.

     C. INCOME TAXES

     Series G operated as a partnership from inception through September 30, 2005. As of October 1, 2005, Series G became a corporation that is taxed as a regulated investment company.

     It is Series G's intention to meet the requirements of the Internal Revenue Code applicable to regulated investment companies (RIC) and distribute substantially all of its taxable net investment income and capital gains, if any, to shareholders each year. Therefore, no federal income or excise tax provision is typically required for Series G's financial statements.

     D. CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in money market deposit accounts that are accounted for at amortized cost.

     E. USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing Series G's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   NEW ACCOUNTING PRONOUNCEMENTS

     In July 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an
     Interpretation  of FASB  Statement  No.  109" (the  "Interpretation").  The
     Interpretation establishes for all entities a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC


NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

     expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Adviser is still evaluating the impact of Fin 48 and does not expect it to have a material impact on Series G's financial statements.

     In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value and sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.

     SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Adviser does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in Shareholders' Capital for the period.

4.   MANAGEMENT FEE, ADMINISTRATIVE FEE, RELATED PARTY TRANSACTIONS AND OTHER

     The Adviser provides certain management and administrative services to Series G. The Adviser acts primarily to evaluate and select Investment Managers, to allocate assets, to establish and apply risk management procedures, and to monitor overall investment performance. In addition, the Adviser also provides office space and other support services. In consideration for such services, Series G will pay the Adviser a monthly management fee based on end of month Shareholders' capital.

     Effective August 1, 2005, the Board of Directors approved a reduction in the management fee to 1.5% of net assets annually (from 2.25% annually).

     Placement agents may be retained by the Company to assist in the placement of Fund shares. A placement agent will generally be entitled to receive a fee from each investor in the Company whose shares the agent places. The specific amount of the placement fee paid with respect to a Shareholder is generally dependent on the size of the investment in Series G.

     Citigroup Global Markets, Inc. ("CGM"), an affiliate of CAI and a wholly owned subsidiary of Citigroup, Inc. serves as a placement agent of the Series G shares. For the six months ended September 30, 2007, the Shareholders paid $498,967 in placement fees to CGM on Series G shares. Such fees are deducted from a Shareholder's gross contribution amount.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC


NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

     The Company has entered into agreements with third parties to act as additional placement agents for Series G shares. Placement fees may range from 0 to 3%. In addition, the Adviser, and/or its affiliates, will pay the placement agents an annual fee, payable monthly in arrears. The fee shall be paid from the Adviser's own resources (or those of its affiliates).

     CAI and PFPC Inc. ("PFPC) act as co-administrators to the Company. CAI as co-administrator, does not receive fees for providing administrative services to the Company. PFPC, an independent third party and wholly-owned subsidiary of the PNC Financial Services Group provides certain administrative services to the Company including accounting, record keeping, tax and investor related services. Fees for PFPC services are charged directly to the Company.

     Each Director who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $10,000 plus a fee per meeting of the Board of Directors of $1,000. Such Director fees are paid by Series G. Any Director who is an "interested person" does not receive any annual or other fee from the Company. All Directors are reimbursed for all reasonable out of pocket expenses. Total Director fees paid by Series G for the six months ended September 30, 2007 were $21,000.

     PFPC Trust Company (an affiliate of PFPC) serves as custodian of Series G's assets and provides custodial services for Series G. Fees payable to the custodian and reimbursement for certain expenses are paid by Series G.

5.   SECURITIES TRANSACTIONS

     The following table lists the aggregate purchases and proceeds from sales of Investment Funds for the six months ended September 30, 2007, net unrealized appreciation, gross unrealized appreciation, and gross unrealized depreciation as of September 30, 2007.

         Cost of purchases                                 $89,999,895
         Proceeds from sales                               $30,921,301
         Gross unrealized appreciation                     $60,507,649
         Gross unrealized depreciation                       2,898,873
                                                           -----------
         Net unrealized appreciation                       $57,608,776
                                                           -----------

6.   CONTRIBUTIONS, REDEMPTIONS, AND ALLOCATION OF INCOME

     Generally, initial and additional subscriptions for shares may be accepted as of the first day of each month. CAI has been authorized by the Board of Directors of the Company to accept or reject any initial and additional subscriptions for shares in Series G.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC


NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

     The Board of Directors from time to time and in its complete and exclusive discretion, may determine to cause Series G to repurchase shares from Shareholders pursuant to written tenders by Shareholders on such terms and conditions as it may determine. CAI expects that it typically will recommend to the Board of Directors that the Company offer to repurchase shares from Shareholders quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day).

     Transactions in shares were as follows for the six months ended September 30, 2007 and the year ended March 31, 2007:


                                                            September 30, 2007      March 31, 2007
                                                            ------------------      --------------
     Shares outstanding, beginning of year                      270,972.304           151,511.015
     Shares purchased                                            56,620.865            71,636.095
     Shares issued to Series M shareholders                              --            52,023.277
     Shares issued for reinvestment of distributions                     --            18,710.206
     Shares redeemed                                            (10,264.450)          (22,908.289)
                                                                -----------           -----------
     Shares outstanding, end of year                            317,328.719           270,972.304
                                                                ===========           ===========

7.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which Series G invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps. Series G's risk of loss in these investment funds is limited to the value of it's investment in such funds.

8.   LOAN PAYABLE

     On December 27, 2006, Series G entered into a Credit and Security Agreement with an unaffiliated bank for a $125,000,000 revolving credit facility (the "Credit Facility"). The Credit Facility will be used in connection with investment activities, for cash management purposes, to fund the repurchase of shares or for temporary or emergency purposes as permitted under the Offering Memorandum. The Credit Facility is secured by Series G's assets. At September 30, 2007, the outstanding borrowing from the Credit Facility amounted to $6,100,000, bearing interest at a rate of 7.75% less a discount percentage per annum. Interest payable on the outstanding borrowing for the semi-annual period ended September 30, 2007 was $266,336, with the entire balance due at September 30, 2007.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

    (a)(1)    Not applicable.

    (a)(2)    Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)    Not applicable.

    (b)       Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Citigroup Alternative Investments Multi-Adviser
                           Hedge Fund Portfolios LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Raymond Nolte
                         -------------------------------------------------------
                           Raymond Nolte, President
                           (principal executive officer)

Date                       11/28/07
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Raymond Nolte
                         -------------------------------------------------------
                           Raymond Nolte, President
                           (principal executive officer)

Date                       11/28/07
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Amy M. Olsen
                         -------------------------------------------------------
                           Amy M. Olsen, Treasurer
                           (principal financial officer)

Date                       11/27/07
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.